ACQUISITIONS AND DISPOSALS (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2020 USD ($) Company	Dec. 31, 2019 USD ($)
Acquisitions [Abstract]
Number of companies acquired | Company		2
Allowance for credit losses		$ 21,471
Remeasurement gain of previously held interest		3,003
Fulfilled by [Abstract]
Goodwill		208,095	$ 30,952
Disposals [Abstract]
Derecognized goodwill		15,247
Gain from remeasurement of remaining interest		$ 37,083
Maximum [Member]
Acquisitions [Abstract]
Amortization period		8 years
Acquisitions [Member]
Allocation of purchase price [Abstract]
Cash and cash equivalent		$ 92,669
Prepaid expense and other assets, net of allowance for credit losses of $21,471		212,244
Long-term investments		33,757
Identifiable intangible assets	[1]	27,167
Others		5,752
Total assets acquired		371,589
Accrued expenses, payables and liabilities		(229,922)
Borrowings		(29,923)
Others		(2,560)
Total liabilities assumed		(262,405)
Net assets acquired		109,184
Fulfilled by [Abstract]
Cash consideration		259,960
Fair value of non-controlling interests	[2]	37,511
Fair value of previously held interests	[3]	4,103
Goodwill		$ 192,390

[1]	Acquired intangible assets had estimated amortization periods not exceeding eight years.
[2]	Fair value of non-controlling interests was estimated with reference to the recent purchase price per share as of the acquisition date.
[3]	Fair value of previously held interests was estimated based on the purchase consideration payable to similar instruments and recorded a gain of $3,003 in the consolidated statements of operations for the period ended September 30, 2020.